Appendix 4 Additional Information Circular No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CLP ($) customer	Dec. 31, 2018 CLP ($) customer
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,735	1,198
Gross Amount | $	$ 279,341,900	$ 205,564,029
Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,735	1,196
Gross Amount | $	$ 279,341,900	$ 205,512,607
Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer		2
Gross Amount | $		$ 51,422
On Demand and Non-Current [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	675	584
Gross Amount | $	$ 269,115,020	$ 198,475,472
On Demand and Non-Current [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	675	582
Gross Amount | $	$ 269,115,020	$ 198,424,050
On Demand and Non-Current [Member] | Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer		2
Gross Amount | $		$ 51,422
1-30 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	92	148
Gross Amount | $	$ 2,635,343	$ 671,037
1-30 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	92	148
Gross Amount | $	$ 2,635,343	$ 671,037
31-60 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	90	57
Gross Amount | $	$ 14,257	$ 248,135
31-60 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	90	57
Gross Amount | $	$ 14,257	$ 248,135
61-90 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	48	27
Gross Amount | $	$ 549,934	$ 140,571
61-90 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	48	27
Gross Amount | $	$ 549,934	$ 140,571
91-120 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	117	1
Gross Amount | $	$ 290,383	$ 224
91-120 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	117	1
Gross Amount | $	$ 290,383	$ 224
121-150 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	69	10
Gross Amount | $	$ 13,672	$ 7,274
121-150 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	69	10
Gross Amount | $	$ 13,672	$ 7,274
151-180 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	66	6
Gross Amount | $	$ 512,146	$ 39,001
151-180 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	66	6
Gross Amount | $	$ 512,146	$ 39,001
181-210 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	55	7
Gross Amount | $	$ 25,744	$ 43,681
181-210 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	55	7
Gross Amount | $	$ 25,744	$ 43,681
211-250 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	34	4
Gross Amount | $	$ 484,408	$ 56,046
211-250 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	34	4
Gross Amount | $	$ 484,408	$ 56,046
More than 251 days [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	489	354
Gross Amount | $	$ 5,700,993	$ 5,882,588
More than 251 days [Member] | Non-Renegotiated Portfolio
Trade And Other Receivables [Line Items]
Number of Customers | customer	489	354
Gross Amount | $	$ 5,700,993	$ 5,882,588